INCOME TAX (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
INCOME TAX
Income tax benefits	¥ 5,038	¥ 8,090
Effective tax rate (as a percent)	2.30%	3.80%